Capital Stock (Detail Textuals 3)	12 Months Ended
	Dec. 31, 2017 CAD ($) Share shares	Dec. 31, 2017 USD ($) Share shares	Dec. 31, 2016 CAD ($) Share		Dec. 31, 2016 USD ($) Share	Dec. 31, 2015 CAD ($) Share	Dec. 31, 2017 USD ($) Share shares	Jul. 03, 2017 USD ($)	Dec. 01, 2016 CAD ($) Share shares	Dec. 31, 2014 Share
Disclosure of detailed information about business combination [line items]
Gross proceeds from sale of options | $	$ 519,999		$ 1,844,130	[1]		$ 33,165
Number of share options expired without being exercised	52,923	52,923	85,717		85,717	63,847
Number of stock options outstanding	1,602,127		1,387,000			2,277,126	1,602,127			1,720,253
Stock-based compensation expense within loss from discontinued operations | $	$ 132,346		$ 60,240
Non-controlling interests | $			$ 2,090,000	[1]
Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorised	292,500						292,500
Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding | shares									25,000
Apicore
Disclosure of detailed information about business combination [line items]
Number of shares and options authorised									497,500
Total cost | $									$ 112,898,452
Non-controlling interests | $								$ 615,381
Apicore | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorised									400,000
Apicore | Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares and options authorised									897,500
Employees and former directors | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of share acquired due to options exercised | shares	405,000	405,000
Total cost | $							$ 1,974,772
Number of shares outstanding | shares	112,500						112,500
Employees and former directors | Apicore entity
Disclosure of detailed information about business combination [line items]
Number of shares and options authorised	292,500						292,500
Gross proceeds from sale of options | $		$ 280,125			$ 48,375
Number of stock options outstanding	517,500						517,500
Employees and former directors | Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares issued under the plan | shares	292,500	292,500
Number of shares and options authorised	292,500						292,500
Gross proceeds from sale of options | $		$ 48,375
Number of share options expired without being exercised	117,500	117,500

[1]	Restated